UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number         811-06240

        Nuveen Select Quality Municipal Fund, Inc.
(Exact name of registrant as specified in charter)

        333 West Wacker Drive, Chicago, Illinois, 60606
Address of principal executive offices) (Zip code)

Jessica R. Droeger—Vice President and Secretary
        333 West Wacker Drive, Chicago, Illinois, 60606
(Name and address of agent for service)

Registrant's telephone number, including area code:         312-917-7700

Date of fiscal year end:            10/31

Date of reporting period:          7/31/04

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

Portfolio of Investments (Unaudited)
Nuveen Select Quality Municipal Fund, Inc. (NQS)
July 31, 2004

Principal		Optional Call		Market
Amount (000)	Description(1)	Provisions*	Ratings**	Value

	Alabama - 4.0%

$4,000	Jefferson County, Alabama, Sewer Revenue Capital Improvement Warrants, Series 1999A, 5.375%,	2/09 at 101.00	AAA	$ 4,444,480
	2/01/36 (Pre-refunded to 2/01/09) - FGIC Insured

10,000	Health Care Authority of Lauderdale County and Florence, Alabama, Revenue Bonds, Coffee	7/10 at 102.00	AAA	10,856,000
	Health Group, Series 2000A, 6.000%, 7/01/29 - FSA Insured

5,155	Phenix City, Alabama, Industrial Development Board Environmental Improvement Revenue Bonds,	5/12 at 100.00	BBB	5,336,714
	MeadWestvaco Project, Series 2002A, 6.350%, 5/15/35 (Alternative Minimum Tax)

	Alaska - 0.4%

2,000	Kenai Peninsula Borough, Alaska, Central Kenai Peninsula Hospital Service Area Revenue Bonds,	8/13 at 100.00	Aaa	2,041,420
	Series 2003, 5.000%, 8/01/23 - FGIC Insured

	Arizona - 0.8%

3,750	Salt River Project Agricultural Improvement and Power District, Arizona, Electric System Revenue	12/13 at 100.00	AAA	3,936,638
	Bonds, Series 2003, 5.000%, 12/01/18 - MBIA Insured

	Arkansas - 1.1%

4,500	Little Rock, Arkansas, Hotel and Restaurant Gross Receipts Tax Refunding Bonds, Series 1993,	No Opt. Call	A3	5,481,540
	7.375%, 8/01/15

	California - 0.1%

550	California Pollution Control Financing Authority, Remarketed Revenue Bonds, Pacific Gas and	4/11 at 102.00	AAA	586,592
	Electric Company, Series 1996A, 5.350%, 12/01/16 (Alternative Minimum Tax) - MBIA Insured

	Colorado - 8.5%

11,000	Colorado Department of Transportation, Revenue Anticipation Bonds, Series 2000, 6.000%, 6/15/15	6/10 at 100.50	AAA	12,682,230
	(Pre-refunded to 6/15/10) - AMBAC Insured

9,250	Colorado Health Facilities Authority, Remarketed Revenue Bonds, Kaiser Permanente, Series 1994A,	7/06 at 102.00	AAA	9,964,193
	5.350%, 11/01/16

16,995	Denver City and County, Colorado, Airport System Revenue Refunding Bonds, Series 2000A, 5.625%,	11/10 at 100.00	AAA	17,911,370
	11/15/23 (Alternative Minimum Tax) - AMBAC Insured

12,355	Northwest Parkway Public Highway Authority, Colorado, Senior Lien Revenue Bonds, Series 2001B,	6/11 at 40.52	AAA	3,424,930
	0.000%, 6/15/26 - FSA Insured

	Connecticut - 1.7%

9,285	Connecticut Development Authority, Health Facility Revenue Refunding Bonds, Alzheimer's Resource	8/04 at 102.00	N/R	8,929,013
	Center of Connecticut Inc., Series 1994A, 7.250%, 8/15/21

	District of Columbia - 3.2%

	District of Columbia, General Obligation Bonds, Series 1998B:
5,000	6.000%, 6/01/19 - MBIA Insured	No Opt. Call	AAA	5,873,550
7,265	5.250%, 6/01/26 - FSA Insured	6/08 at 101.00	AAA	7,403,253

3,250	District of Columbia Tobacco Settlement Corporation, Tobacco Settlement Asset-Backed Bonds, Series	5/11 at 101.00	BBB	2,963,090
	2001, 6.250%, 5/15/24

	Florida - 2.9%

1,710	Florida, Full Faith and Credit, State Board of Education, Public Education Capital Outlay Refunding	6/05 at 101.00	AA+	1,764,173
	Bonds, Series 1995E, 5.125%, 6/01/15

4,550	JEA, Florida, Water and Sewerage System Revenue Bonds, Series 2002A, 5.375%, 10/01/30 - MBIA	4/07 at 100.00	AAA	4,615,065
	Insured

	Lee County, Florida, Airport Revenue Bonds, Series 2000A:
3,075	5.875%, 10/01/18 (Alternative Minimum Tax) - FSA Insured	10/10 at 101.00	AAA	3,396,614
4,860	5.875%, 10/01/19 (Alternative Minimum Tax) - FSA Insured	10/10 at 101.00	AAA	5,358,539

	Georgia - 0.8%

3,750	Atlanta, Georgia, Airport General Revenue Bonds, Series 2000B, 5.625%, 1/01/30 (Alternative	1/10 at 101.00	AAA	3,878,288
	Minimum Tax) - FGIC Insured

	Illinois - 16.8%

5,000	Chicago, Illinois, General Obligation Project and Refunding Bonds, Series 1996B, 5.125%, 1/01/25 -	1/06 at 102.00	AAA	5,048,600
	FGIC Insured

5,865	Chicago, Illinois, General Obligation Bonds, Neighborhoods Alive 21 Program, Series 2000A, 6.500%,	7/10 at 101.00	AAA	6,940,876
	1/01/35 (Pre-refunded to 7/01/10) - FGIC Insured

	Chicago School Reform Board of Trustees of the Chicago Board of Education, Illinois, Unlimited Tax
	General Obligation Bonds, Dedicated Tax Revenues, Series 1997:
4,000	5.750%, 12/01/20 (Pre-refunded to 12/01/07) - AMBAC Insured	12/07 at 102.00	AAA	4,490,000
1,070	5.750%, 12/01/27 - AMBAC Insured	12/07 at 102.00	AAA	1,142,107
9,230	5.750%, 12/01/27 (Pre-refunded to 12/01/07) - AMBAC Insured	12/07 at 102.00	AAA	10,360,675

7,555	Chicago School Reform Board of Trustees of the Chicago Board of Education, Illinois, Unlimited Tax	12/07 at 102.00	AAA	7,692,577
	General Obligation Bonds, Dedicated Tax Revenues, Series 1997A, 5.250%, 12/01/27 - AMBAC Insured

3,415	Chicago School Reform Board of Trustees of the Chicago Board of Education, Illinois, Unlimited Tax	No Opt. Call	AAA	1,063,773
	General Obligation Bonds, Dedicated Tax Revenues, Series 1998B-1, 0.000%, 12/01/25 - FGIC Insured

5,000	Chicago, Illinois, Special Facility Revenue Bonds, O'Hare International Airport, United Air Lines	No Opt. Call	N/R	1,356,250
	Inc. Project, Series 2001A, 6.375%, 11/01/35 (Alternative Minimum Tax) (Mandatory put 5/01/13)#

15,000	Chicago, Illinois, Second Lien Passenger Facility Charge Revenue Bonds, O'Hare International	1/11 at 101.00	AAA	15,163,800
	Airport, Series 2001A, 5.375%, 1/01/32 (Alternative Minimum Tax) - AMBAC Insured

	Chicago, Illinois, Second Lien Passenger Facility Charge Revenue Bonds, O'Hare International
	Airport, Series 2001C:
3,770	5.100%, 1/01/26 (Alternative Minimum Tax) - AMBAC Insured	1/11 at 101.00	AAA	3,752,809
5,360	5.250%, 1/01/32 (Alternative Minimum Tax) - AMBAC Insured	1/11 at 101.00	AAA	5,377,742

2,000	Illinois Health Facilities Authority, Revenue Bonds, Midwest Care Center I Inc., Series 2001,	2/11 at 102.00	Aaa	2,082,840
	5.950%, 2/20/36

	Illinois Health Facilities Authority, Revenue Bonds, Condell Medical Center, Series 2002:
10,000	5.750%, 5/15/22	5/12 at 100.00	Baa2	10,286,500
4,000	5.500%, 5/15/32	5/12 at 100.00	Baa2	3,929,760

4,500	Community Unit School District No. 300, Kane, McHenry, Cook and DeKalb Counties, Illinois,	12/11 at 100.00	AAA	4,947,435
	General Obligation Bonds, Series 2000, 5.500%, 12/01/18 - MBIA Insured

2,920	Metropolitan Pier and Exposition Authority, Illinois, McCormick Place Expansion Project Bonds,	6/12 at 101.00	AAA	2,914,510
	Series 2002A, 5.000%, 12/15/28 - MBIA Insured

	Indiana - 1.9%

1,645	Indiana Housing Finance Authority, Single Family Mortgage Revenue Bonds, Series 2000D-3, 5.950%,	1/10 at 100.00	Aaa	1,707,165
	7/01/26 (Alternative Minimum Tax)

7,660	Hospital Authority of St. Joseph County, Indiana, Health System Revenue Bonds, Series 2000,	2/11 at 100.00	AAA	7,945,718
	Memorial Health System, 5.625%, 8/15/33 - AMBAC Insured

	Kansas - 1.8%

5,000	Burlington, Kansas, Environmental Improvement Revenue Bonds, Kansas City Power and Light Company	No Opt. Call	A3	5,185,900
	Project, Series 1998A, 4.750%, 9/01/15 (Mandatory put 10/01/07)

3,790	Kansas Department of Transportation, Highway Revenue Bonds, Series 2004A, 5.000%, 3/01/23	3/14 at 100.00	AA+	3,890,018

	Kentucky - 0.6%

2,945	Lakeland Wesley Village Inc., Kentucky, FHA-Insured Section 8 Assisted Mortgage Revenue Refunding	11/04 at 100.00	N/R	2,957,870
	Bonds, Lakeland Wesley Village I Elderly Project, Series 1991, 7.500%, 11/01/21

	Maryland - 1.7%

7,500	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Johns Hopkins	7/09 at 101.00	AA***	8,599,500
	University, Series 1999, 6.000%, 7/01/39 (Pre-refunded to 7/01/09)

	Massachusetts - 1.0%

3,545	Boston Housing Development Corporation, FHA-Insured Mortgage Loans-Section 8 Assisted	1/05 at 101.00	AAA	3,570,772
	Projects, Massachusetts, Mortgage Revenue Bonds, Series 1994A, 5.500%, 7/01/24 - MBIA Insured

1,430	Massachusetts Educational Financing Authority, Student Loan Revenue Refunding Bonds, Series 2000G,	12/09 at 101.00	AAA	1,497,110
	5.700%, 12/01/11 (Alternative Minimum Tax) - MBIA Insured

	Michigan - 8.7%

10,000	Detroit, Michigan, Sewerage Disposal System Revenue Bonds, Series 1999A, 5.750%, 7/01/26	1/10 at 101.00	AAA	11,362,200
	(Pre-refunded to 1/01/10) - FGIC Insured

3,625	Fowlerville Community Schools, Ingham, Livingston and Shiawassee Counties, Michigan, School	5/07 at 100.00	AAA	3,940,375
	Building and Site Bonds, Series 1996, 5.600%, 5/01/26 (Pre-refunded to 5/01/07) - MBIA Insured

3,275	Michigan State Hospital Finance Authority, Revenue Refunding Bonds, Detroit Medical Center	8/04 at 101.00	Ba3	2,840,080
	Obligated Group, Series 1993A, 6.500%, 8/15/18

6,525	Michigan State Hospital Finance Authority, Revenue Bonds, Ascension Health Credit Group, Series	11/09 at 101.00	AAA	7,411,160
	1999A, 5.750%, 11/15/16 (Pre-refunded to 11/15/09) - MBIA Insured

6,000	Michigan Strategic Fund, Collateralized Limited Obligation Pollution Control Revenue Refunding	9/11 at 100.00	A-	6,055,380
	Bonds, Fixed Rate Conversion, Detroit Edison Company, Series 1999C, 5.650%, 9/01/29 (Alternative
	Minimum Tax)

7,500	Michigan Strategic Fund, Limited Obligation Revenue Refunding Bonds, Detroit Edison Company, Series	12/12 at 100.00	AAA	7,646,400
	2002C, 5.450%, 12/15/32 (Alternative Minimum Tax) - XLCA Insured

5,900	Royal Oak Hospital Finance Authority, Michigan, Hospital Revenue Bonds, William Beaumont Hospital,	11/11 at 100.00	AAA	5,952,864
	Series 2001M, 5.250%, 11/15/35 - MBIA Insured

	Minnesota - 2.3%

230	Chicago and Stearns Counties and Southcentral Minnesota Multi-County Housing and Redevelopment	9/04 at 102.85	AAA	236,622
	Authorities, Single Family Mortgage Revenue Bonds, FNMA Mortgage-Backed Securities Program,
	Series 1994B, 7.050%, 9/01/27 (Alternative Minimum Tax)

7,000	Minneapolis-St. Paul Metropolitan Airports Commission, Minnesota, Airport Revenue Bonds, Series	1/11 at 100.00	AAA	7,170,030
	2001A, 5.250%, 1/01/32 - FGIC Insured

4,095	Minnesota Housing Finance Agency, Single Family Mortgage Bonds, Series 2000C, 6.100%, 7/01/30	7/09 at 100.00	AA+	4,153,518
	(Alternative Minimum Tax)

	Missouri - 0.3%

1,500	Missouri-Illinois Metropolitan District Bi-State Development Agency, Mass Transit Sales Tax	10/13 at 100.00	AAA	1,500,990
	Appropriation Bonds, Metrolink Cross County Extension Project, Series 2002B, 5.000%, 10/01/32 -
	FSA Insured

	Nebraska - 1.5%

7,395	Nebraska Investment Finance Authority, Single Family Housing Revenue Bonds, Series 1995A, 6.800%,	3/05 at 101.50	AAA	7,484,036
	3/01/35 (Alternative Minimum Tax)

	Nevada - 8.5%

4,885	Clark County, Nevada, Limited Tax General Obligation Bond Bank Bonds, Series 2000, 5.500%, 7/01/18	7/10 at 100.00	AA	5,366,124

7,500	Clark County, Nevada, Airport System Subordinate Lien Revenue Bonds, Series 1999A, 6.000%, 7/01/29	7/10 at 101.00	AAA	8,684,025
	(Pre-refunded to 7/01/10) - MBIA Insured

10,000	Clark County School District, Nevada, Limited Tax General Obligation, School Improvement Bonds,	6/06 at 101.00	AAA	10,846,400
	Series 1996, 6.000%, 6/15/15 (Pre-refunded to 6/15/06) - FGIC Insured

1,950	Director of Nevada State Department of Business and Industry, Revenue Bonds, Las Vegas Monorail	1/10 at 102.00	AAA	2,066,825
	Project, First Tier Series 2000, 5.625%, 1/01/32 - AMBAC Insured

10,000	Truckee Meadows Water Authority, Nevada, Water Revenue Bonds, Series 2001A, 5.250%, 7/01/34 - FSA	7/11 at 100.00	AAA	10,207,000
	Insured

6,000	Washoe County, Nevada, Reno-Sparks Convention and Visitors Authority, Limited Tax General	1/10 at 100.00	AAA	6,952,080
	Obligation Bonds, Series 1999A, 6.375%, 7/01/23 (Pre-refunded to 1/01/10) - FSA Insured

	New Jersey - 6.3%

2,400	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Trinitas Hospital Obligated	7/10 at 101.00	BBB-	2,665,320
	Group, Series 2000, 7.500%, 7/01/30

3,000	New Jersey Housing and Mortgage Finance Agency, Multifamily Housing Revenue Bonds, Series 1997A,	11/07 at 101.50	AAA	3,062,520
	5.550%, 5/01/27 (Alternative Minimum Tax) - AMBAC Insured

17,670	New Jersey Housing and Mortgage Finance Agency, Home Buyer Program Revenue Bonds, Series 2000CC,	10/10 at 100.00	AAA	18,378,567
	5.850%, 10/01/25 (Alternative Minimum Tax) - MBIA Insured

9,360	Tobacco Settlement Financing Corporation, New Jersey, Tobacco Settlement Asset-Backed Bonds, Series	6/12 at 100.00	BBB	8,206,661
	2002, 5.750%, 6/01/32

	New Mexico - 4.5%

8,500	Farmington, New Mexico, Pollution Control Revenue Refunding Bonds, Public Service Company of New	4/06 at 101.00	BBB	8,536,805
	Mexico - San Juan Project, Series 1997B, 5.800%, 4/01/22

	New Mexico Hospital Equipment Loan Council, Hospital Revenue Bonds, Presbyterian Healthcare
	Services, Series 2001A:
8,000	5.500%, 8/01/25	8/11 at 101.00	Aa3	8,168,560
6,200	5.500%, 8/01/30	8/11 at 101.00	Aa3	6,269,936

	New York - 15.0%

7,000	Metropolitan Transportation Authority, New York, State Service Contract Refunding Bonds, Series	7/12 at 100.00	AA-	7,026,810
	2002A, 5.125%, 1/01/29

	New York City, New York, General Obligation Bonds, Fiscal Series 1997G:
1,410	6.000%, 10/15/26 (Pre-refunded to 10/15/07)	10/07 at 101.00	Aaa	1,579,637
7,880	6.000%, 10/15/26	10/07 at 101.00	A	8,407,881

5,000	New York City Municipal Water Finance Authority, New York, Water and Sewerage System Revenue Bonds,	6/09 at 101.00	AAA	5,011,050
	Fiscal Series 1999B, 5.000%, 6/15/29 - FSA Insured

6,000	New York City Municipal Water Finance Authority, New York, Water and Sewerage System Revenue Bonds,	6/09 at 101.00	AAA	6,260,160
	Fiscal Series 2000A, 5.500%, 6/15/32 - FGIC Insured

2,255	New York City Transit Authority, New York, Metropolitan Transportation Authority, Triborough Bridge	1/10 at 101.00	AAA	2,490,828
	and Tunnel Authority, Certificates of Participation, Series 2000A, 5.750%, 1/01/20 - AMBAC Insured

9,750	New York City Transitional Finance Authority, New York, Future Tax Secured Bonds, Fiscal Series	5/10 at 101.00	AA+***	11,282,993
	2000B, 6.000%, 11/15/29 (Pre-refunded to 5/15/10)

10,000	Dormitory Authority of the State of New York, New York City, Court Facilities Lease Revenue Bonds,	5/10 at 101.00	A	10,556,800
	Series 1999, 6.000%, 5/15/39

5,650	Dormitory Authority of the State of New York, Improvement Revenue Bonds, Mental Health Services	8/09 at 101.00	AAA	5,854,530
	Facilities, Series 1999D, 5.250%, 8/15/24 - FSA Insured

5,400	New York State Mortgage Agency, Homeowner Mortgage Revenue Bonds, Series 79, 5.300%, 4/01/29	3/09 at 101.00	Aa1	5,462,208
	(Alternative Minimum Tax)

7,545	New York State Urban Development Corporation, Senior Lien Corporate Purpose Bonds, Series 1996,	7/06 at 102.00	AAA	7,922,703
	5.500%, 7/01/26

5,000	New York State Urban Development Corporation, Service Contract Revenue Bonds, Correctional and	No Opt. Call	AA-	5,460,650
	Youth Facilities, Series 2002A, 5.500%, 1/01/17 (Mandatory put 1/01/11)

	North Carolina - 3.6%

18,555	North Carolina Eastern Municipal Power Agency, Power System Revenue Refunding Bonds, Series 1993B,	1/05 at 100.00	AAA	18,604,727
	5.500%, 1/01/17 - FGIC Insured

	North Dakota - 2.2%

10,490	Grand Forks, North Dakota, Sales Tax Revenue Bonds, Aurora Project, Series 1997A, 5.625%, 12/15/29 -	12/07 at 100.00	AAA	11,120,554
	MBIA Insured

	Ohio - 2.3%

	Montgomery County, Ohio, Hospital Facilities Revenue Bonds, Kettering Medical Center, Series 1999:
5,000	6.750%, 4/01/18	4/10 at 101.00	A3	5,478,950
5,000	6.750%, 4/01/22	4/10 at 101.00	A3	5,417,050

785	Ohio Housing Finance Agency, GNMA Mortgage-Backed Securities Program Residential Mortgage Revenue	8/10 at 100.00	Aaa	817,672
	Bonds, Series 2000C, 6.050%, 3/01/32 (Alternative Minimum Tax)

	Oklahoma - 2.0%

1,030	Central Oklahoma Transportation and Parking Authority, Oklahoma City, Parking System	7/06 at 100.00	AAA	1,090,173
	Revenue Refunding Bonds, Series 1996, 5.300%, 7/01/12 - FSA Insured

10,000	Tulsa Municipal Airport Trust, Oklahoma, Revenue Refunding Bonds, American Airlines Inc., Series	12/08 at 100.00	B-	9,109,900
	2001B, 5.650%, 12/01/35 (Alternative Minimum Tax) (Mandatory put 12/01/08)

	Pennsylvania - 0.0%

95	Delaware River Port Authority, New Jersey and Pennsylvania, Revenue Bonds, Series 1999, 5.750%,	1/10 at 100.00	AAA	105,292
	1/01/15 - FSA Insured

	Puerto Rico - 0.4%

3,000	Puerto Rico Public Buildings Authority, Guaranteed Government Facilities Revenue Refunding Bonds,	7/17 at 100.00	AAA	2,052,480
	Series 2002D, 0.000%, 7/01/31 - AMBAC Insured

	South Carolina - 8.0%

10,000	Greenville County School District, South Carolina, Installment Purchase Revenue Bonds, Series 2002,	12/12 at 101.00	AA-	11,079,300
	6.000%, 12/01/21

3,750	Greenwood County, South Carolina, Hospital Revenue Bonds, Self Memorial Hospital, Series 2001,	10/11 at 100.00	A	3,788,400
	5.500%, 10/01/31

2,500	Lexington County Health Service District, South Carolina, Hospital Revenue Refunding and	11/13 at 100.00	A	2,565,575
	Improvement Bonds, Series 2003, 5.750%, 11/01/28

21,565	Piedmont Municipal Power Agency, South Carolina, Electric Revenue Bonds, Series 2004A-2, 0.000%,	No Opt. Call	AAA	5,129,451
	1/01/30 (WI, settling 8/12/04) - AMBAC Insured

1,690	South Carolina Housing Finance and Development Authority, Mortgage Revenue Bonds, Series 2000A-2,	6/10 at 100.00	Aaa	1,736,458
	6.000%, 7/01/20 (Alternative Minimum Tax) - FSA Insured

	Tobacco Settlement Revenue Management Authority, South Carolina, Tobacco Settlement Asset-Backed
	Bonds, Series 2001B:
11,530	6.000%, 5/15/22	5/11 at 101.00	BBB	10,524,008
4,000	6.375%, 5/15/28	5/11 at 101.00	BBB	3,469,880
3,000	6.375%, 5/15/30	No Opt. Call	BBB	2,576,160

	South Dakota - 2.1%

2,500	South Dakota Education Loans Inc., Revenue Bonds, Subordinate Series 1998-1K, 5.600%, 6/01/20	6/08 at 102.00	A2	2,590,525
	(Alternative Minimum Tax)

6,445	Sioux Falls, South Dakota, Industrial Revenue Refunding Bonds, Great Plains Hotel Corporation	10/14 at 100.00	AAA	8,241,995
	Project, Series 1989, 8.500%, 11/01/16 (Alternative Minimum Tax) (Pre-refunded to 10/15/14)

	Tennessee - 6.6%

5,000	Knox County Health, Educational and Housing Facilities Board, Tennessee, Hospital Facilities	4/12 at 101.00	Baa3	4,676,200
	Revenue Bonds, Baptist Health System of East Tennessee Inc., Series 2002, 6.500%, 4/15/31

20,060	Knox County Health, Educational and Housing Facilities Board, Tennessee, Hospital Revenue Refunding	1/13 at 80.49	AAA	10,679,944
	Bonds, Covenant Health, Series 2002A, 0.000%, 1/01/17 - FSA Insured

12,500	Metropolitan Government Nashville-Davidson County Health and Educational Facilities Board,	11/09 at 101.00	AAA	14,273,375
	Tennessee, Revenue Bonds, Ascension Health Credit Group, Series 1999A, 5.875%, 11/15/28
	(Pre-refunded to 11/15/09) - AMBAC Insured

	Tennessee Housing Development Agency, Homeownership Program Bonds, Series 2000-1:
1,785	5.750%, 7/01/10 (Alternative Minimum Tax)	No Opt. Call	AA	1,845,672
2,145	6.000%, 7/01/13 (Alternative Minimum Tax) - MBIA Insured	7/10 at 101.00	AAA	2,199,976

	Texas - 14.8%

10,000	Brazos River Authority, Texas, Pollution Control Revenue Refunding Bonds, TXU Electric Company	No Opt. Call	BBB	10,316,900
	Project, Series 2001C, 5.750%, 5/01/36 (Alternative Minimum Tax) (Mandatory put 11/01/11)

5,110	Brazos River Authority, Texas, Pollution Control Revenue Refunding Bonds, TXU Electric Company	4/13 at 101.00	BBB	5,877,778
	Project, Series 1999C, 7.700%, 3/01/32 (Alternative Minimum Tax)

4,500	Brazos River Authority, Texas, Revenue Bonds, Reliant Energy Inc., Series 1999B, 7.750%, 12/01/18	12/08 at 102.00	BBB-	4,904,325

5,500	Dallas Area Rapid Transit, Texas, Senior Lien Sales Tax Revenue Bonds, Series 2001A, 5.000%,	12/11 at 100.00	AAA	5,439,005
	12/01/31 - AMBAC Insured

1,550	Gulf Coast Waste Disposal Authority, Texas, Waste Disposal Revenue Bonds, Valero Energy Corporation	4/11 at 101.00	BBB	1,640,799
	Project, Series 2001, 6.650%, 4/01/32 (Alternative Minimum Tax)

4,590	Houston, Texas, Subordinate Lien Airport System Revenue Bonds, Series 2000A, 5.625%, 7/01/30	7/10 at 100.00	AAA	4,713,012
	(Alternative Minimum Tax) - FSA Insured

5,000	Houston Community College, Texas, Limited Tax General Obligation Bonds, Series 2003, 5.000%,	2/13 at 100.00	AAA	5,015,400
	2/15/26 - AMBAC Insured

3,500	Houston, Texas, Junior Lien Water and Sewer System Revenue Refunding Bonds, Series 2002A, 5.000%,	12/12 at 100.00	AAA	3,829,420
	12/01/30 (Pre-refunded to 12/01/12) - FSA Insured

5,000	Katy Independent School District, Harris, Fort Bend and Waller Counties, Texas, General Obligation	2/12 at 100.00	AAA	5,012,650
	Bonds, Series 2002A, 5.000%, 2/15/27

9,000	Matagorda County Navigation District 1, Texas, Collateralized Revenue Refunding Bonds, Houston	No Opt. Call	AAA	9,040,410
	Light and Power Company, Series 1997, 5.125%, 11/01/28 (Alternative Minimum Tax) - AMBAC Insured

1,355	Panhandle Regional Housing Finance Corporation, Texas, Single Family Mortgage Revenue Bonds,	11/04 at 100.00	AAA	1,357,737
	GNMA Mortgage-Backed Securities Program, Series 1991A, 7.500%, 5/01/24 (Alternative Minimum Tax)

4,700	Sam Rayburn Municipal Power Agency, Texas, Power Supply System Revenue Refunding Bonds, Series	10/12 at 100.00	Baa2	4,955,257
	2002A, 6.000%, 10/01/21

5,500	Spring Independent School District, Texas, Harris County, Texas, Unlimited Tax Schoolhouse Bonds,	8/11 at 100.00	AAA	5,517,655
	Series 2001, 5.000%, 8/15/26

4,520	Texas, General Obligation Bonds, Water Financial Assistance, State Participation Program, Series 1999C,	8/09 at 100.00	Aa1	4,717,388
	5.500%, 8/01/35

4,025	Winter Garden Housing Finance Corporation, Texas, GNMA/FNMA Mortgage-Backed Securities	10/04 at 103.00	AAA	4,073,622
	Program, Single Family Mortgage Revenue Bonds, Series 1994, 6.950%, 10/01/27
	(Alternative Minimum Tax)

	Utah - 3.9%

3,565	Utah Associated Municipal Power System, Revenue Bonds, Payson Power Project, Series 2003A, 5.000%,	4/13 at 100.00	AAA	3,606,033
	4/01/24 - FSA Insured

16,050	Utah County, Utah, Hospital Revenue Bonds, IHC Health Services Inc., Series 1997, 5.250%, 8/15/26 -	8/07 at 101.00	AAA	16,206,487
	MBIA Insured

	Vermont - 2.3%

	Vermont Educational and Health Buildings Financing Agency, Revenue Bonds, Fletcher Allen Health
	Care Project, Series 2000A:
3,720	6.125%, 12/01/15 - AMBAC Insured	12/10 at 101.00	AAA	4,243,999
4,265	6.250%, 12/01/16 - AMBAC Insured	12/10 at 101.00	AAA	4,898,736

2,430	Vermont Housing Finance Agency, Single Family Housing Bonds, Series 2000-13A, 5.950%, 11/01/25	11/09 at 100.00	AAA	2,501,248
	(Alternative Minimum Tax) - FSA Insured

	Washington - 3.3%

8,810	Chelan County Public Utility District 1, Washington, Hydro Consolidated System Revenue Bonds,	7/11 at 101.00	AAA	9,101,787
	Series 2001A, 5.600%, 1/01/36 (Alternative Minimum Tax) - MBIA Insured

7,225	Port of Seattle, Washington, Special Facility Revenue Bonds, Terminal 18, Series 1999B, 6.000%,	3/10 at 101.00	AAA	7,979,362
	9/01/20 (Alternative Minimum Tax) - MBIA Insured

	West Virginia - 1.0%

5,000	Mason County, West Virginia, Pollution Control Revenue Bonds, Appalachian Power Company Project,	10/11 at 100.00	BBB	5,004,000
	Series 2003L, 5.500%, 10/01/22

	Wisconsin - 3.1%

9,395	Badger Tobacco Asset Securitization Corporation, Wisconsin, Tobacco Settlement Asset-Backed Bonds,	6/12 at 100.00	BBB	8,679,194
	Series 2002, 6.125%, 6/01/27

5,000	Madison, Wisconsin, Industrial Development Revenue Refunding Bonds, Madison Gas and Electric	4/12 at 100.00	AA-	5,187,150
	Company Projects, Series 2002A, 5.875%, 10/01/34 (Alternative Minimum Tax)

2,100	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Wheaton Franciscan Services	8/13 at 100.00	A	1,990,732
	Inc., Series 2003A, 5.125%, 8/15/33

$779,735	Total Long-Term Investments (cost $733,470,602) - 150.0%			770,216,530

	Short-Term Investments - 2.0%

2,500	Alachua County Health Facilities Authority, Florida, Continuing Care Retirement Community Revenue		VMIG-1	2,500,000
	Bonds, Oak Hammock Project, Variable Rate Demand Obligations, Series 2002A, 1.100%, 10/01/32†

2,895	Clark County School District, Nevada, General Obligation Bonds, Variable Rate Demand Obligations,		A-1+	2,895,000
	Series 2001B, 1.040%, 6/15/21 - FSA Insured†

2,000	Nebraska Educational Finance Authority, Revenue Refunding Bonds, Creighton University,		VMIG-1	2,000,000
	Variable Rate Demand Obligations, Series 2001, 1.100%, 8/01/31†

3,000	New York City, New York, General Obligation Bonds, Variable Rate Demand Obligations, Series		A-1	3,000,000
	2002A-7, 1.040%, 11/01/24 - AMBAC Insured†

$10,395	Total Short-Term Investments (cost $10,395,000)			10,395,000

	Total Investments (cost $743,865,602) - 152.0%			780,611,530

	Other Assets Less Liabilities - 2.3%			11,877,586

	Preferred Shares, at Liquidation Value - (54.3)%			(279,000,000)

	Net Assets Applicable to Common Shares - 100%			$513,489,116

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to
Common shares.
*	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption.
There may be other call provisions at varying prices at later dates.
**	Ratings: Using the higher of Standard & Poor's or Moody's rating.
***	Securities are backed by an escrow or trust containing sufficient U.S. Government or U.S.
Government agency securities which ensures the timely payment of principal and interest.
Such securities are normally considered to be equivalent to AAA rated securities.
#	On December 9, 2002, UAL Corporation, the holding company of United Air Lines, Inc. filed for federal bankruptcy protection. The Adviser determined that it was likely United would not remain current on their interest payment obligations with respect to these bonds and thus has stopped accruing interest.
N/R	Investment is not rated.
(WI)	Security purchased on a when-issued basis.
†	Security has a maturity of more than one year, but has variable rate and demand features which qualify it as a short-term security. The rate disclosed is that currently in effect. This rate changes periodically based on market conditions or a specified market index.

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing income on taxable market discount securities and timing differences in recognizing certain gains and losses on security transactions.

At July 31, 2004, the cost of investments was $743,541,453.

Gross unrealized appreciation and gross unrealized depreciation of investments at July 31, 2004 were as follows:

Gross unrealized:
	Appreciation	$46,357,021
	Depreciation	(9,286,944)

	Net unrealized appreciation (depreciation) of investments	$37,070,077

Item 2. Controls and Procedures.

  The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (the "Exchange Act")(17 CFR 240.13a-15(b) or 240.15d-15(b)).
  There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), exactly as set forth below: EX-99 CERT Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         Nuveen Select Quality Municipal Fund, Inc.

By (Signature and Title)*          /s/ Jessica R. Droeger--Vice President and Secretary

Date         09/29/04

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*         /s/ Gifford R. Zimmerman--Chief Administrative Officer (Principal Executive Officer)

Date         09/29/04

By (Signature and Title)*         /s/ Stephen D. Foy--Vice President and Controller (Principal Financial Officer)

Date         09/29/04

* Print the name and title of each signing officer under his or her signature.